Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Trade and Other Receivables [line items]
Cash collateral held against trade and other receivables	£ 9	£ 6	£ 4
Financial Assets Impaired [Member]
Disclosure of Trade and Other Receivables [line items]
Gross trade receivables specifically impaired	£ 57	£ 124	£ 238